Income Tax - Schedule of Deferred Tax Assets and Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023
Major components of tax expense (income) [abstract]
Deferred tax liabilities: Excess of accounting value of short-term investments over tax value	$ (346)	$ (2,136)
Deferred tax liabilities: Excess of accounting value of royalties over tax value	(1,642)	0
Deferred tax liabilities: Other deferred tax liabilities	(191)	(65)
Deferred tax assets: Non-capital losses carry-forward	1,089	2,201
Deferred tax assets: Financing costs	1,090	0
Deferred income tax liabilities, net	$ 0	$ 0